CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Revenue:
Revenue from licensing activities	$ 255,000	$ 2,480,000
Amortization of display technology development and license fees received from AU Optronics Corporation in fiscal year 2011		1,187,320
Settlement with AU Optronics Corporation	9,000,000
Total revenue	9,255,000	3,667,320
Operating costs and expenses:
Inventor royalties and contingent legal fees	147,670	1,412,661
Litigation and licensing expenses	3,500,852	575,413
Amortization of patents	325,291	314,453
Marketing, general and administrative expenses (including non-cash stock option compensation expense of $2,676,309 and $3,149,799, respectively)	6,225,946	6,408,861
Total operating costs and expenses	10,199,759	8,711,388
Loss from operations	$ (944,759)	(5,044,068)
Impairment in value of Videocon Industries Limited global depository receipts		(62,825)
Change in value of derivative liability (Note 5)		(592,945)
Loss on extinguishment of debt (Note 5)		(2,699,022)
Interest expense (Notes 5 and 7)	$ (451,906)	(1,263,617)
Dividend income		47,568
Interest income	$ 17,622	8,595
Loss before income taxes	$ (1,379,043)	$ (9,606,314)
Provision for income taxes (Note 8)
Net loss	$ (1,379,043)	$ (9,606,314)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.16)	$ (1.10)
Weighted average common shares outstanding:
Basic and diluted (in Shares)	8,760,126	8,710,867